Cover	6 Months Ended
Dec. 31, 2025
Cover [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2025
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2026
Current Fiscal Year End Date	--06-30
Entity File Number	001-38304
Entity Registrant Name	DOGNESS (INTERNATIONAL) CORPORATION
Entity Central Index Key	0001707303
Entity Address, Address Line One	Tongsha Industrial Estate
Entity Address, Address Line Two	East District
Entity Address, City or Town	Dongguan
Entity Address, Country	CN
Entity Address, Postal Zip Code	523217